General accounting policies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General Accounting Policies [Abstract]
Decrease in selling, general and administrative expense	€ (18)	€ (15)
Increase (decrease) in other operating income	(47)	57
Increase (decrease) in finance income	29	(72)
Adjustments for (decrease) increase in other financial assets and other adjustments	€ 29	€ (72)